Summary of Stock Option Activity and Related Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options, Beginning balance	22,022	82,166	140,356	1,231,892
Number of Options, Exercised	(744)	(60,144)	(58,190)	(1,091,536)
Number of Options, Ending balance	21,278	22,022	82,166	140,356
Number of Options Vested at end of period		22,022	82,166	140,356
Number of Options exercisable at end of period	21,278
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 7.63	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Exercised	$ 7.63	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Ending balance	$ 7.63	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Options exercisable	$ 7.63	$ 7.63	$ 7.63	$ 7.63
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Ending balance	$ 464	$ 404
Aggregate Intrinsic Value, Options exercisable	$ 464	$ 404